United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/2012

Date of Reporting Period: Quarter ended 03/31/2012

Item 1. Schedule of Investments

High Yield Bond Portfolio

Portfolio of Investments

March 31, 2012 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 98.1%
		Aerospace/Defense – 1.1%
$3,025,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	2,881,313
1,950,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	2,086,500
2,013,614	[1,2]	Sequa Corp., Bond, Series 144A, 13.50%, 12/1/2015	2,147,016
2,975,000	[1,2]	Sequa Corp., Sr. Note, Series 144A, 11.75%, 12/1/2015	3,175,812
11,500,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	12,506,250
		TOTAL	22,796,891
		Automotive – 7.4%
4,825,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	4,897,375
2,600,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	2,853,500
4,025,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	4,186,000
7,475,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	8,016,938
556,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, Series 144A, 9.25%, 1/15/2017	624,110
3,700,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	3,996,000
3,650,000		Chrysler Group LLC, Note, Series WI, 8.00%, 6/15/2019	3,686,500
7,300,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	7,409,500
3,950,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	4,266,000
9,750,000		Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	8,214,375
1,775,000		Ford Motor Credit Co., 4.25%, 2/3/2017	1,795,634
2,450,000		Ford Motor Credit Co., 5.875%, 8/2/2021	2,646,370
1,425,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	1,446,731
2,900,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	3,175,091
2,625,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	2,890,960
2,250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.875%, 1/15/2015	2,273,452
1,125,000		Ford Motor Credit Co., Sr. Unsecd. Note, 5.00%, 5/15/2018	1,167,845
5,600,000		Ford Motor Credit Co., Sr. Unsecd. Note, 6.625%, 8/15/2017	6,211,195
10,200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	11,849,065
4,675,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	5,666,726
3,575,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	3,682,250
8,575,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	7,503,125
700,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 7.75%, 5/15/2018	721,000
8,075,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	8,317,250
958,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	1,049,010
7,950,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	7,950,000
1,725,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	1,832,813
7,925,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	8,499,562
4,875,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	5,197,969
4,350,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	4,698,000
425,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	461,125
4,399,000		Tomkins LLC/Tomkins, Inc., Term Loan — 2nd Lien, 9.00%, 10/1/2018	4,893,888
3,175,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	3,460,750
10,575,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	10,918,687
		TOTAL	156,458,796
		Building Materials – 2.4%
3,625,000		Associated Materials, Inc., Sr. Secd. Note, 9.125%, 11/1/2017	3,543,438
1,875,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	1,994,531

Principal Amount or Shares			Value
$2,125,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	2,263,125
2,700,000		Interline Brands, Inc., Company Guarantee, 7.00%, 11/15/2018	2,862,000
7,750,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	8,098,750
9,050,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	8,190,250
3,725,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	3,967,125
7,725,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	7,686,375
8,125,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	8,216,406
3,550,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	3,607,687
		TOTAL	50,429,687
		Chemicals – 3.4%
5,750,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	6,267,500
11,800,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	12,095,000
6,500,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	6,760,000
4,325,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	4,043,875
6,900,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	6,925,875
1,925,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	2,170,437
3,300,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	3,704,250
2,550,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	2,734,875
4,925,000		Momentive Performance Materials, Inc., Sr. Note, Series WI, 9.00%, 1/15/2021	4,334,000
6,950,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	6,689,375
5,200,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	5,590,000
6,875,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	7,828,906
1,375,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	1,619,063
1,100,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,355,063
		TOTAL	72,118,219
		Construction Machinery – 1.0%
1,000,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	1,070,000
2,373,000		RSC Equipment Rental, Inc., Sr. Note, 9.50%, 12/1/2014	2,450,122
3,625,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	4,078,125
1,575,000	[1,2]	RSC Equipment Rental, Inc., Sr. Secd. Note, Series 144A, 10.00%, 7/15/2017	1,827,000
1,100,000	[1,2]	United Rentals, Inc., Sr. Secd. Note, Series 144A, 5.75%, 7/15/2018	1,128,875
7,800,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	8,112,000
925,000	[1,2]	United Rentals, Inc., Sr. Unsecd. Note, Series 144A, 7.375%, 5/15/2020	948,125
1,175,000	[1,2]	United Rentals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 4/15/2022	1,210,250
		TOTAL	20,824,497
		Consumer Products – 3.6%
2,650,000		Easton Bell Sports, Inc., Sr. Secd. Note, 9.75%, 12/1/2016	2,944,813
8,400,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	9,282,000
1,850,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	2,009,563
3,032,000		Libbey Glass, Inc., Sr. Secd. Note, 10.00%, 2/15/2015	3,255,610
4,350,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	4,774,125
2,025,000	[1,2]	Prestige Brands Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 2/1/2020	2,204,719
2,059,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	2,239,183
12,075,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	11,893,875
2,150,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	2,037,125
1,300,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	1,114,750
5,825,000	[1,2]	ServiceMaster Co., Sr. Unsecd. Note, Series 144A, 8.00%, 2/15/2020	6,232,750
8,575,000	[1,2]	Simmons Co., Company Guarantee, Series 144A, 11.25%, 7/15/2015	8,885,929
350,000	[1,2]	Spectrum Brands Holdings, Inc., 9.50%, 6/15/2018	396,375

Principal Amount or Shares			Value
$6,250,000	[1,2]	Spectrum Brands Holdings, Inc., Series 144A, 6.75%, 3/15/2020	6,335,937
950,000		Spectrum Brands Holdings, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	1,075,875
13,725,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	12,884,344
		TOTAL	77,566,973
		Energy – 6.7%
6,050,000		ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	4,446,750
6,675,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	6,808,500
1,475,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	1,519,250
4,400,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.375%, 9/15/2022	4,532,000
950,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	1,009,375
6,700,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	7,571,000
975,000		Chaparral Energy, Inc., Company Guarantee, 8.875%, 2/1/2017	1,023,750
6,700,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	7,504,000
1,300,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	1,348,750
4,375,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 8/15/2018	4,528,125
3,275,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	3,348,688
5,000,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.775%, 3/15/2019	4,968,750
2,550,000	[1,2]	Chesapeake Midstream Partners L. P., Series 144A, 6.125%, 7/15/2022	2,581,875
2,125,000		Cimarex Energy Co., 5.875%, 5/1/2022	2,172,813
1,750,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	1,933,750
2,375,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	2,434,375
5,825,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	6,087,125
4,850,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	4,534,750
3,825,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	4,121,437
4,675,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	4,943,812
1,625,000		Denbury Resources, Inc., Sr. Sub. Note, 6.375%, 8/15/2021	1,726,563
1,300,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	1,433,250
2,142,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	2,404,395
3,925,000		EXCO Resources, Inc., Sr. Note, 7.50%, 9/15/2018	3,512,875
1,525,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	1,578,375
2,350,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	2,555,625
6,450,000		Forbes Energy Services Ltd., Company Guarantee, Series WI, 9.00%, 6/15/2019	6,321,000
3,075,000	[1,2]	Key Energy Services, Inc., Series 144A, 6.75%, 3/1/2021	3,159,563
3,875,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	4,039,687
4,725,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	5,114,812
1,800,000	[1,2]	Lone Pine Resources, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 2/15/2017	1,892,250
4,600,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	4,646,000
6,025,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	6,205,750
2,700,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	2,835,000
2,000,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	2,135,000
1,825,000		SM Energy Co., Sr. Unsecd. Note, Series WI, 6.50%, 11/15/2021	1,952,750
1,775,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	1,890,375
1,425,000	[1,2]	Sesi LLC, Sr. Unsecd. Note, Series 144A, 7.125%, 12/15/2021	1,546,125
3,550,000		Vanguard Natural Resources LLC, Sr. Unsecd. Note, 7.875%, 4/1/2020	3,532,250
5,450,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	5,790,625
		TOTAL	141,691,145
		Entertainment – 1.1%
7,850,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	8,850,875
7,075,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	7,888,625

Principal Amount or Shares			Value
$800,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	862,000
2,475,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
4,525,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	4,966,187
		TOTAL	22,567,687
		Financial Institution - Finance Noncaptive – 0.1%
1,900,000		International Lease Finance Corp., Sr. Unsecd. Note, 4.875%, 4/1/2015	1,879,100
		Financial Institutions – 6.2%
5,400,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	5,852,250
2,555,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	2,829,662
3,550,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	3,958,250
12,275,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	13,395,094
3,375,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	3,487,195
3,000,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	3,006,105
8,950,000		CIT Group, Inc., 5.25%, 3/15/2018	9,140,187
1,850,000	[1,2]	CIT Group, Inc., Series 144A, 4.75%, 2/15/2015	1,870,953
2,150,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	2,346,188
38,100,000	[1,2]	CIT Group, Inc., Sr. Secd. Note, Series 144A, 7.00%, 5/2/2017	38,242,875
1,225,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	1,224,234
2,225,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	2,208,313
1,100,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	1,218,938
4,300,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	4,736,450
16,125,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	17,969,297
1,025,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.875%, 9/1/2017	1,144,797
2,500,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	2,537,500
2,825,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	2,860,312
14,125,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	14,707,656
		TOTAL	132,736,256
		Food & Beverage – 4.2%
7,125,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	7,320,938
9,175,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	9,415,935
4,100,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	4,422,875
925,000		Darling International, Inc., Company Guarantee, 8.50%, 12/15/2018	1,036,000
9,025,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	9,318,312
7,350,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	8,167,688
11,600,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	11,600,000
14,125,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	15,590,469
6,750,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	6,969,375
4,700,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	4,982,000
11,375,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	11,574,062
		TOTAL	90,397,654
		Gaming – 4.5%
6,772,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	7,212,180
3,725,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	3,925,219
1,925,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	2,038,094
8,700,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, Series 144A, 7.25%, 2/15/2015	8,884,875
11,175,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	12,236,625
3,050,000	[1,2]	Harrah's Operating Co., Inc., Sr. Secd. Note, Series 144A, 8.50%, 2/15/2020	3,111,000
8,400,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	8,274,000
4,925,000		MGM Mirage, Inc., 7.75%, 3/15/2022	5,023,500

Principal Amount or Shares			Value
$11,850,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	12,264,750
800,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	909,000
1,000,000		MGM Mirage, Inc., Sr. Secd. Note, 9.00%, 3/15/2020	1,117,500
4,000,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 2/1/2019	4,310,000
5,925,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	6,576,750
3,025,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	3,206,500
1,200,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	1,353,000
5,850,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	5,756,692
3,075,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	3,342,141
6,025,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	6,416,625
		TOTAL	95,958,451
		Health Care – 9.7%
5,775,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	6,049,313
4,750,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	4,975,625
6,250,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	6,609,375
15,200,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	16,511,000
5,550,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	5,147,625
8,300,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	6,847,500
1,825,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	1,368,750
925,000	[1,2]	DJO Finance LLC, Series 144A, 8.75%, 3/15/2018	938,875
12,250,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	12,648,125
6,225,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	6,769,688
7,850,000		HCA Holdings, Inc, Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	8,154,187
4,000,000		HCA, Inc., Revolver — 1st Lien, 5.875%, 3/15/2022	4,015,000
2,925,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	2,756,813
1,825,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	1,920,813
24,525,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	26,180,437
7,625,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	7,453,437
5,575,000	[1,2]	Inventiv Health, Inc., Sr. Note, Series 144a, 10.00%, 8/15/2018	5,073,250
7,300,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	7,957,000
3,825,000	[1,2]	Kinetic Concepts, Inc., Series 144A, 10.50%, 11/1/2018	4,011,469
12,400,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	13,454,000
5,000,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	5,575,000
1,050,000	[1,2]	PSS World Medical, Inc., Series 144A, 6.375%, 3/1/2022	1,084,125
8,700,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	9,178,500
4,850,000	[1,2]	United Surgical Partners International, Inc., Series 144A, 9.00%, 4/1/2020	5,019,750
1,775,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 4.121%, 6/1/2015	1,686,250
8,675,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	8,924,406
13,138,906		VWR Funding, Inc., Company Guarantee, Series B, 10.250%, 7/15/2015	13,664,462
11,725,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	12,018,125
		TOTAL	205,992,900
		Industrial - Other – 3.9%
3,250,000		American Tire Distributors, Inc., Sr. Secd. Note, Series 144A, 9.75%, 6/1/2017	3,518,125
1,975,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	2,123,125
1,925,000		Atkore International, Inc., Sr. Secd. Note, Series WI, 9.875%, 1/1/2018	2,026,063
1,000,000		Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	1,105,000
4,875,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	5,051,719
6,750,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	7,087,500
6,100,000	[1,2]	Dynacast International LLC, Series 144A, 9.25%, 7/15/2019	6,405,000

Principal Amount or Shares			Value
$7,475,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	7,736,625
4,675,000	[1,2]	International Wire Group Holdings, Inc., Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	4,955,500
6,050,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	6,254,187
8,225,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	6,950,125
1,700,000	[1,2]	MMI International Ltd., Series 144A, 8.00%, 3/1/2017	1,768,000
4,400,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	4,202,000
4,000,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	4,500,000
4,275,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	4,232,250
7,300,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	7,865,750
6,750,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	7,104,375
785,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	867,425
		TOTAL	83,752,769
		Lodging – 0.2%
3,700,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	3,792,500
		Media - Cable – 1.0%
1,325,000	[1,2]	Cequel Communications Holdings, Sr. Note, Series 144A, 8.625%, 11/15/2017	1,429,344
2,175,000		Charter Communications Holdings II, 6.625%, 1/31/2022	2,267,437
1,275,000		Charter Communications Holdings II, 7.375%, 6/1/2020	1,389,750
4,000,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	4,310,000
1,325,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	1,437,625
800,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	892,000
4,450,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	4,739,250
1,771,000	[1,2]	Insight Communication Co., Sr. Note, Series 144A, 9.375%, 7/15/2018	2,080,925
1,986,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	2,249,145
		TOTAL	20,795,476
		Media - Non-Cable – 7.5%
3,100,000	[1,2]	AMC Networks, Inc., Sr. Note, Series 144A, 7.75%, 7/15/2021	3,472,000
10,275,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	9,298,875
7,350,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, Series B, 9.25%, 12/15/2017	8,094,187
1,150,000	[1,2]	Clear Channel Worldwide, Sr. Sub. Note, Series 144A, 7.625%, 3/15/2020	1,115,500
8,025,000	[1,2]	Clear Channel Worldwide, Sr. Sub. Note, Series 144a, 7.625%, 3/15/2020	7,904,625
8,550,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	9,383,625
7,525,000	[1,2]	Cumulus Media, Inc., Sr. Note, Series 144A, 7.75%, 5/1/2019	7,148,750
7,000,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	7,577,500
6,025,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	6,409,094
6,875,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, Series 144A, 13.375%, 7/15/2016	7,493,750
5,200,000	[3]	Idearc, Inc., Company Guarantee, (Litigation Trust Interests), 8.00%, 11/15/2016	143,000
2,875,000		Intelsat Bermuda, Ltd., Company Guarantee, 11.50%, 2/4/2017	2,997,187
5,300,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	5,830,000
16,950,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	17,882,250
1,625,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	1,716,406
2,350,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	2,482,188
3,900,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	4,285,125
1,800,000	[1,2]	Lamar Media Corp., Series 144A, 5.875%, 2/1/2022	1,840,500
4,350,000		MDC Partners, Inc., Company Guarantee, 11.00%, 11/1/2016	4,763,250
1,200,000	[1,2]	MDC Partners, Inc., Company Guarantee, Series 144A, 11.00%, 11/1/2016	1,302,000
2,275,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	2,266,469
4,701,808		Nexstar Broadcasting Group, Inc., Company Guarantee, Series 1, 7.00%, 1/15/2014	4,684,176
1,550,000		Nexstar Broadcasting Group, Inc., Sr. Secd. Note, Series WI, 8.875%, 4/15/2017	1,670,125

Principal Amount or Shares			Value
$2,475,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	2,741,063
4,425,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	3,849,750
9,825,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	10,954,875
4,450,000	[1,2]	Sirius XM Radio, Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	5,073,000
8,523,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	8,586,922
4,275,000	[1,2]	Townsquare Radio LLC, 9.00%, 4/1/2019	4,275,000
4,525,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	4,909,625
		TOTAL	160,150,817
		Metals & Mining – 0.0%
1,825,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	183
2,325,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
		TOTAL	183
		Packaging – 4.0%
6,250,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	6,734,375
2,125,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, 9.125%, 10/15/2020	2,236,563
3,025,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	3,221,625
3,325,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	3,665,812
7,236,444		Bway Holding Co., Sr. Unsecd. Note, 10.125%, 11/1/2015	7,290,717
1,000,000		Crown Americas, LLC, Company Guarantee, 6.25%, 2/1/2021	1,080,000
2,075,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	2,243,594
3,850,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	4,369,750
6,700,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	7,068,500
4,825,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.00%, 4/15/2019	4,776,750
4,500,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.25%, 5/15/2018	4,511,250
6,225,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.875%, 8/15/2019	6,372,844
1,850,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.125%, 4/15/2019	1,937,875
3,275,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 8.75%, 10/15/2016	3,479,687
1,675,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,348,375
13,500,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, Series 144a, 8.25%, 2/15/2021	12,757,500
2,300,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, Series 144a, 9.875%, 8/15/2019	2,354,625
9,000,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	10,158,750
		TOTAL	85,608,592
		Paper – 0.4%
750,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	798,750
1,000,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	1,125,000
850,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	947,750
1,800,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	2,002,500
3,470,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	3,552,413
		TOTAL	8,426,413
		Restaurants – 1.5%
12,990,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	14,289,000
9,125,000	[1,2]	NPC International, Inc., 10.50%, 1/15/2020	9,991,875
7,200,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.974%, 3/15/2014	7,128,000
		TOTAL	31,408,875
		Retailers – 4.4%
7,375,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	7,605,469
3,600,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	4,005,000
8,675,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	8,046,063
12,300,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	12,423,000

Principal Amount or Shares			Value
$3,950,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	4,690,625
1,100,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	1,115,125
6,575,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	7,035,250
9,775,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	10,776,937
2,275,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	2,428,563
3,475,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	3,839,875
3,650,000	[1,2]	Sally Beauty Holdings, Inc., Sr. Note, Series 144A, 6.875%, 11/15/2019	3,905,500
11,975,000		The Yankee Candle Co., Inc., Sr. Sub. Note, Series B, 9.75%, 2/15/2017	12,483,937
8,750,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	9,132,900
5,875,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	6,014,531
		TOTAL	93,502,775
		Services – 1.7%
8,400,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	9,030,000
5,300,000	[1,2]	Monitronics International, Inc., Sr. Unsecd. Note, Series 144A, 9.125%, 4/1/2020	5,392,750
4,150,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	4,606,500
4,450,000		Trans Union LLC, Company Guarantee, Series 144A, 11.375%, 6/15/2018	5,239,875
7,375,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	7,872,812
3,825,000		West Corp., Company Guarantee, 7.875%, 1/15/2019	4,092,750
775,000		West Corp., Company Guarantee, 8.625%, 10/1/2018	854,438
		TOTAL	37,089,125
		Technology – 13.5%
475,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	524,875
7,475,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	8,259,875
9,250,000	[1,2]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	8,001,250
7,125,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	7,641,562
5,250,000	[1,2]	Beagle Acquisition Corp., Sr. Unsecd. Note, Series 144A, 11.00%, 12/31/2019	5,958,750
2,000,000	[1,2]	CDW LLC/ CDW Finance, 8.50%, 4/1/2019	2,135,000
3,700,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	4,037,625
11,850,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	12,649,875
9,950,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	10,646,500
9,775,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, Series 144A, 12.50%, 10/1/2015	10,312,625
7,925,000	[1,2]	CoreLogic, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 6/1/2021	8,202,375
8,400,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	9,009,000
8,775,000		Epicor Software Corp., Series WI, 8.625%, 5/1/2019	9,016,312
1,950,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.625%, 7/15/2017	2,145,000
5,050,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.875%, 7/15/2020	5,630,750
1,750,000	[1,2]	First Data Corp., Series 144A, 7.375%, 6/15/2019	1,791,563
3,900,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	3,831,750
10,625,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	10,306,250
6,900,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	7,779,750
6,625,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	7,287,500
9,000,000		GXS WORLDWIDE, INC., Sr. Secd. Note, 9.75%, 6/15/2015	8,797,500
7,350,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	8,020,687
6,250,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	7,093,750
3,650,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	4,005,875
6,500,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	7,052,500
1,675,000	[1,2]	Kemet Corp., Sr. Note, Series 144A, 10.50%, 5/1/2018	1,809,000
10,350,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	10,867,500
6,575,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	7,364,000

Principal Amount or Shares			Value
$6,462,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	6,712,403
7,875,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	5,709,375
2,600,000		Seagate Technology HDD Holdings, Company Guarantee, 7.75%, 12/15/2018	2,860,000
6,450,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	7,143,375
1,875,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, 6.875%, 5/1/2020	2,003,906
1,550,000	[1,2]	Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series 144A, 7.00%, 11/1/2021	1,674,000
11,025,000	[1,2]	SoftBrands, Inc., Sr. Note, Series 144A, 11.50%, 7/15/2018	12,237,750
2,975,000	[1,2]	SoftBrands, Inc., Sr. Note, Series 144A, 9.375%, 4/1/2019	3,086,563
5,825,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	6,145,375
9,250,000		Spansion, Inc., Sr. Unsecd. Note, Series WI, 7.875%, 11/15/2017	8,972,500
5,425,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	5,669,125
5,425,000		SunGard Data Systems, Inc., Company Guarantee, 10.625%, 5/15/2015	5,713,230
9,625,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	10,046,094
8,475,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	9,386,062
7,125,000	[1,2]	Trans Union LLC, Series 144A, 9.625%, 6/15/2018	7,534,688
850,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 12.00%, 1/15/2015	918,000
		TOTAL	285,991,445
		Transportation – 0.6%
4,025,000		Avis Budget Group, Inc., Company Guarantee, 8.25%, 1/15/2019	4,216,188
1,600,000		Avis Budget Group, Inc., Company Guarantee, 9.625%, 3/15/2018	1,744,000
4,100,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	4,264,000
1,500,000		Hertz Corp., Company Guarantee, 7.50%, 10/15/2018	1,599,375
1,425,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	1,353,750
		TOTAL	13,177,313
		Utility - Electric – 1.6%
9,825,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	10,537,312
700,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	486,500
1,200,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	762,000
3,750,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	4,106,250
977,265	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	958,265
10,200,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	10,276,500
1,775,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	1,712,875
1,025,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	994,250
2,525,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. 2nd Priority Note, 11.75%, 3/1/2022	2,594,437
3,025,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, Series 144A, 11.50%, 10/1/2020	1,988,938
		TOTAL	34,417,327
		Utility - Natural Gas – 2.4%
9,150,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	9,767,625
5,950,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	6,578,475
1,575,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	1,770,617
10,450,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	11,651,750
3,325,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.50%, 3/1/2020	3,383,188
7,125,000		Inergy LP, Company Guarantee, 6.875%, 8/1/2021	6,893,437
1,125,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	1,241,719
4,275,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	4,542,187
2,975,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	3,034,500
1,825,000	[1,2]	Targa Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2022	1,861,500
		TOTAL	50,724,998

Principal Amount or Shares			Value
		Wireless Communications – 3.2%
$1,175,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	1,310,125
3,475,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	3,900,687
3,125,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	3,335,938
8,225,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.875%, 1/15/2015	8,410,062
2,425,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 9.125%, 1/15/2015	2,479,563
1,100,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	1,130,250
7,300,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	7,272,625
5,500,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	5,816,250
2,975,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	2,290,750
18,850,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	16,399,500
7,300,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	8,030,000
1,800,000	[1,2]	Sprint Capital Corp., Note, 11.50%, 11/15/2021	1,939,500
2,500,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	2,543,750
3,650,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	3,275,875
		TOTAL	68,134,875
		Wireline Communications – 0.8%
4,350,000	[1,2]	Level 3 Communications, Inc., 8.625%, 7/15/2020	4,578,375
5,800,000	[1,2]	Level 3 Communications, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 7/1/2019	6,003,000
725,000		TW Telecom, Inc., Company Guarantee, Series WI, 8.00%, 3/1/2018	795,687
4,900,000		Windstream Corp., Company Guarantee, 8.125%, 9/1/2018	5,267,500
		TOTAL	16,644,562
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,979,113,896)	2,085,036,301
		COMMON STOCKS – 0.1%
		Automotive – 0.1%
51,301	[3]	General Motors Co.	1,315,871
12,700,000	[1,3]	General Motors Co. Escrow Shares	190,500
		TOTAL	1,506,371
		Metals & Mining – 0.0%
57,533	[1,3,5]	Royal Oak Mines, Inc.	0
		Other – 0.0%
171	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $6,441,659)	1,506,371
		PREFERRED STOCK – 0.1%
		Finance - Commercial – 0.1%
4,300	[1,2]	Ally Financial, Inc., Pfd., Series 144A (IDENTIFIED COST $1,352,990)	3,582,572
		WARRANTS – 0.1%
		Automotive – 0.1%
46,637	[3]	General Motors Co., Warrants	775,573
46,637	[3]	General Motors Co., Warrants	522,334
		TOTAL WARRANTS (IDENTIFIED COST $5,097,581)	1,297,907

Principal Amount or Shares			Value
		MUTUAL FUND – 1.2%
25,960,400	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23% (AT NET ASSET VALUE)	25,960,400
		TOTAL INVESTMENTS — 99.6% (IDENTIFIED COST $2,017,966,526)[8]	2,117,383,551
		OTHER ASSETS AND LIABILITIES – NET — 0.4%[9]	8,303,667
		TOTAL NET ASSETS — 100%	$2,125,687,218
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2012, these restricted securities amounted to $685,252,951, which represented 32.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2012, these liquid restricted securities amounted to $681,222,873, which represented 32.0% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at March 31, 2012, is as follows:

Security	Acquisition Date	Cost	Market Value
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007-2/8/2011	$2,685,067	$2,881,313
CVC Claims Litigation LLC	3/26/1997-5/20/1998	$1,676,091	$0
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005-5/27/2009	$892,275	$958,265
General Motors Co. Escrow Shares	4/21/2011	$264,901	$190,500
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006-1/2/2008	$2,334,293	$0
Royal Oak Mines, Inc.	2/24/1999	$6,392	$0
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated holding.
7	7-Day net yield.
8	At March 31, 2012, the cost of investments for federal tax purposes was $2,017,966,526. The net unrealized appreciation of investments for federal tax purposes was $99,417,025. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $133,638,084 and net unrealized depreciation from investments for those securities having an excess of cost over value of $34,221,059.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$2,085,036,118	$183	$2,085,036,301
Equity Securities:
Common Stock
Domestic	1,315,871	190,500	0	1,506,371
International	—	—	0	0
Preferred Stock
Domestic	—	3,582,572	—	3,582,572
Warrants	1,297,907	—	—	1,297,907
Mutual Fund	25,960,400	—	—	25,960,400
TOTAL SECURITIES	$28,574,178	$2,088,809,190	$183	$2,117,383,551

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Corporate Bonds Securities	Investments in Common Stock — Domestic Securities	Investments in Common Stock — International Securities
Balance as of January 1, 2012	$183	$0	$0
Change in unrealized appreciation/depreciation	—	—	—
Balance as of March 31, 2012	$183	$0	$0
The total change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2012.	$ —	$ —	$ —

Federated Inflation-Protected Securities Core Fund

Portfolio of Investments

March 31, 2012 (unaudited)

Principal Amount			Value
		U.S. Treasury – 97.4%
		Treasury Securities – 97.4%
$7,139,880		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	8,530,205
5,138,370		U.S. Treasury Inflation-Protected Bond, 2.000%, 1/15/2026	6,306,948
2,935,940		U.S. Treasury Inflation-Protected Bond, 2.125%, 2/15/2040	3,866,495
4,448,584		U.S. Treasury Inflation-Protected Bond, 2.375%, 1/15/2025	5,665,168
3,593,590		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2016	3,797,975
3,806,417		U.S. Treasury Inflation-Protected Note, 0.625%, 4/15/2013	3,907,524
2,262,465		U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	2,448,942
1,392,144		U.S. Treasury Inflation-Protected Note, 1.250%, 4/15/2014	1,477,358
3,637,165		U.S. Treasury Inflation-Protected Note, 1.250%, 7/15/2020	4,156,314
1,572,045		U.S. Treasury Inflation-Protected Note, 1.375%, 1/15/2020	1,806,439
1,366,274		U.S. Treasury Inflation-Protected Note, 1.375%, 7/15/2018	1,565,931
2,488,140		U.S. Treasury Inflation-Protected Note, 1.625%, 1/15/2018	2,861,653
987,160		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2013	1,039,085
1,326,775		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2019	1,577,981
4,292,890		U.S. Treasury Inflation-Protected Note, 2.000%, 1/15/2014	4,590,374
2,404,640	[1]	U.S. Treasury Inflation-Protected Note, 2.000%, 7/15/2014	2,620,682
5,281,907		U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/2017	6,193,243
1,656,637		U.S. Treasury Inflation-Protected Note, 2.625%, 7/15/2017	1,993,336
		TOTAL U.S. TREASURY (IDENTIFIED COST $57,423,523)	64,405,653
		Repurchase Agreement – 2.1%
1,389,000		Interest in $4,320,000,000 joint repurchase agreement 0.16%, dated 3/30/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,320,057,600 on 4/2/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,437,459,399. (AT COST)	1,389,000
		TOTAL INVESTMENTS — 99.5% (IDENTIFIED COST $58,812,523)[2]	65,794,653
		OTHER ASSETS AND LIABILITIES - NET — 0.5%[3]	339,831
		TOTAL NET ASSETS — 100%	$66,134,484

At March 31, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[4] U.S. Treasury Note 2 Year Long Futures	149	$32,800,953	June 2012	$(2,325)
[4] U.S. Treasury Bond 30 Year Short Futures	50	$6,887,500	June 2012	$103,938
[4] U.S. Treasury Note 10 Year Short Futures	200	$25,896,875	June 2012	$(32,961)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$68,652

The average notional value of long and short futures contracts held by the Fund throughout the period was $21,430,863 and $29,743,828, respectively. This is based on amounts held as of each month-end throughout the period.

Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	At March 31, 2012, the cost of investments for federal tax purposes was $58,812,523. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $6,982,130. This consists entirely of net unrealized appreciation from investments for those securities having an excess of value over cost.

1

3	Assets, other than investments in securities, less liabilities.
4	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

2

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$ —	$64,405,653	$ —	$64,405,653
Repurchase Agreement	—	1,389,000	—	1,389,000
TOTAL SECURITIES	$ —	$65,794,653	$ —	$65,794,653
OTHER FINANCIAL INSTRUMENTS*	$68,652	$ —	$ —	$68,652
*	Other financial instruments include futures contracts.
3

Federated Mortgage Core Portfolio

Portfolio of Investments

March 31, 2012 (unaudited)

Principal Amount			Value
		Collateralized Mortgage Obligations – 6.4%
		Federal Home Loan Mortgage Corporation – 1.7%
$11,326,085	[1]	REMIC 3144 FB, 0.592%, 4/15/2036	11,305,708
6,057,739	[1]	REMIC 3160 FD, 0.572%, 5/15/2036	6,044,366
2,594,624	[1]	REMIC 3175 FE, 0.552%, 6/15/2036	2,586,908
13,735,404	[1]	REMIC 3179 FP, 0.622%, 7/15/2036	13,727,038
1,579,499	[1]	REMIC 3206 FE, 0.642%, 8/15/2036	1,580,140
7,828,567	[1]	REMIC 3260 PF, 0.542%, 1/15/2037	7,828,911
4,093,476	[1]	REMIC 3296 YF, 0.642%, 3/15/2037	4,079,636
		TOTAL	47,152,707
		Federal National Mortgage Association – 1.6%
1,165,510	[1]	REMIC 2005-63 FC, 0.492%, 10/25/2031	1,158,490
8,001,127	[1]	REMIC 2006-104 FY, 0.582%, 11/25/2036	7,988,250
10,947,223	[1]	REMIC 2006-115 EF, 0.602%, 12/25/2036	10,937,755
2,540,100	[1]	REMIC 2006-43 FL, 0.642%, 6/25/2036	2,541,165
4,424,224	[1]	REMIC 2006-58 FP, 0.542%, 7/25/2036	4,412,252
8,665,990	[1]	REMIC 2006-81 FB, 0.592%, 9/25/2036	8,654,674
8,394,174	[1]	REMIC 2006-85 PF, 0.622%, 9/25/2036	8,379,758
		TOTAL	44,072,344
		Non-Agency Mortgage – 3.1%
2,804,360		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	2,790,952
4,394,345		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	4,007,243
7,863,335		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	7,147,843
3,069,107		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	2,560,159
6,850,255		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	6,173,508
2,727,564		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.247%, 8/25/2035	2,129,247
10,273,140		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	10,358,972
21,100,822		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	21,549,974
23,881,375		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	23,803,460
9,703,654		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	8,474,744
		TOTAL	88,996,102
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $183,141,937)	180,221,153
		Mortgage-Backed Securities – 95.1%
		Federal Home Loan Mortgage Corporation – 32.5%
97,466,759	[2]	3.500%, 8/1/2025 - 5/1/2042	101,128,606
94,930,793		4.000%, 2/1/2020 - 12/1/2040	100,051,627
312,275,709		4.500%, 6/1/2019 - 8/1/2041	331,303,781
200,505,260		5.000%, 7/1/2019 - 5/1/2041	216,006,617
118,978,202		5.500%, 3/1/2021 - 5/1/2040	129,526,904
16,881,970	[2]	6.000%, 5/1/2014 - 4/1/2042	18,611,655
12,392,535		6.500%, 7/1/2014 - 4/1/2038	13,812,982
1,807,769		7.000%, 10/1/2020 - 9/1/2037	2,052,266
465,322		7.500%, 12/1/2022 - 5/1/2031	543,573
455,280		8.000%, 3/1/2030 - 3/1/2031	540,691
9,578		8.500%, 9/1/2025	11,472
174		9.000%, 5/1/2017	173
1

Principal Amount			Value
$510		9.500%, 4/1/2021	578
		TOTAL	913,590,925
		Federal National Mortgage Association – 48.5%
63,000,000		3.000%, 4/1/2027	65,228,253
121,348,094		3.500%, 9/1/2025 - 5/1/2042	125,951,934
341,126,043	[2]	4.000%, 7/1/2025 - 4/1/2042	358,476,271
238,742,974		4.500%, 12/1/2019 - 1/1/2042	254,512,459
219,436,665		5.000%, 5/1/2023 - 10/1/2041	237,800,924
187,213,084	[2]	5.500%, 9/1/2014 - 4/1/2042	204,426,359
79,360,636		6.000%, 12/1/2013 - 9/1/2039	87,483,778
16,544,604		6.500%, 8/1/2014 - 10/1/2038	18,510,526
6,333,815		7.000%, 3/1/2015 - 6/1/2037	7,196,692
535,651		7.500%, 4/1/2015 - 6/1/2033	627,819
160,482		8.000%, 7/1/2023 - 3/1/2031	190,038
5,237		9.000%, 11/1/2021 - 6/1/2025	6,035
		TOTAL	1,360,411,088
		Government National Mortgage Association – 14.1%
4,958,713		3.500%, 11/20/2041	5,176,483
96,076,712	[2]	4.000%, 7/20/2040 - 4/20/2042	103,200,897
129,886,538	[2]	4.500%, 2/15/2039 - 4/20/2042	141,391,356
108,243,766	[2]	5.000%, 1/15/2039 - 4/15/2042	119,552,330
14,117,953		5.500%, 12/15/2038 - 2/15/2039	15,745,803
7,479,309		6.000%, 10/15/2028 - 3/15/2040	8,440,349
685,062		6.500%, 10/15/2028 - 2/15/2032	784,744
924,242		7.000%, 11/15/2027 - 12/15/2031	1,062,192
402,854		7.500%, 4/15/2029 - 1/15/2031	474,324
481,035		8.000%, 1/15/2022 - 11/15/2030	568,337
46,396		8.500%, 3/15/2022 - 9/15/2029	54,512
1,708		9.500%, 10/15/2020	2,018
88,999		12.000%, 4/15/2015 - 6/15/2015	97,129
		TOTAL	396,550,474
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,580,977,793)	2,670,552,487
		Adjustable Rate Mortgages – 1.1%
		Federal Home Loan Mortgage Corporation ARM – 0.5%
13,913,481		Federal Home Loan Mortgage Corp. ARM, 2.113%, 7/1/2034	14,648,433
		Federal National Mortgage Association ARM – 0.6%
14,870,882		Federal National Mortgage Association ARM, 2.870%, 8/1/2035	15,846,783
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $30,339,600)	30,495,216
		Repurchase Agreements – 13.0%
46,140,000	[1]	Interest in $4,320,000,000 joint repurchase agreement 0.16%, dated 3/30/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,320,057,600 on 4/2/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,437,459,399.	46,140,000
185,138,000	[1,3]	Interest in $325,571,000 joint repurchase agreement 0.15%, dated 3/12/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $325,613,053 on 4/12/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/15/2042 and the market value of those underlying securities was $333,440,988.	185,138,000
78,023,000	[3]	Interest in $98,775,000 joint repurchase agreement 0.17%, dated 3/15/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $98,790,392 on 4/17/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/20/2042 and the market value of those underlying securities was $100,822,298.	78,023,000
2

Principal Amount			Value
$55,459,000	[3]	Interest in $97,169,000 joint repurchase agreement 0.17%, dated 3/19/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $97,183,224 on 4/19/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/15/2042 and the market value of those underlying securities was $99,462,136.	55,459,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	364,760,000
		TOTAL INVESTMENTS — 115.6% (IDENTIFIED COST $3,159,219,330)[4]	3,246,028,856
		OTHER ASSETS AND LIABILITIES - NET — (15.6)%[5]	(437,215,403)
		TOTAL NET ASSETS — 100%	$2,808,813,453

At March 31, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[6] United States Treasury Bonds 30-Year Short Futures	260	$35,815,000	June 2012	$797,632
[6] United States Treasury Notes 10-Year Short Futures	740	$95,818,438	June 2012	$946,275
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,743,907

The average notional value of short futures contracts held by the Fund throughout the period was $90,808,594. This is based on amounts held as of each month-end throughout the period.

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities — Net”.

1	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	At March 31, 2012, the cost of investments for federal tax purposes was $3,159,219,330. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $86,809,526. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $91,095,871 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,286,345.
5	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of March 31, 2012.
6	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

3

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$ —	$180,221,153	$ —	$180,221,153
Mortgage-Backed Securities	—	2,670,552,487	—	2,670,552,487
Adjustable Rate Mortgages	—	30,495,216	—	30,495,216
Repurchase Agreements	—	364,760,000	—	364,760,000
TOTAL SECURITIES	$ —	$3,246,028,856	$ —	$3,246,028,856
OTHER FINANCIAL INSTRUMENTS*	$1,743,907	$ —	$ —	$1,743,907
*	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
REMIC	— Real Estate Mortgage Investment Conduit

4

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date May 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date May 21, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date May 21, 2012